Segmented Information (Tables)	12 Months Ended
Jan. 31, 2020
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Summary of Segment Information
Details of segment information were as follows:

For the year ended January 31, 2020	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$5,494.6	$577.5	$(19.4)	$6,052.7
Cost of sales	4,107.8	510.3	(19.4)	4,598.7
Gross profit	1,386.8	67.2	—	1,454.0

Total operating expenses				849.7
Operating income				604.3

Financing costs				90.9
Financing income				(2.2)
Foreign exchange loss on long-term debt				9.9
Income before income taxes				505.7
Income tax expense				135.1

Net income				$370.6

For the year ended January 31, 2019	Powersports segment	Marine segment	Inter- segment eliminations	Total

Revenues	$4,753.5	$522.3	$(32.0)	$5,243.8
Cost of sales	3,560.2	462.2	(32.0)	3,990.4
Gross profit	1,193.3	60.1	—	1,253.4

Total operating expenses				780.8
Operating income				472.6

Financing costs				76.9
Financing income				(3.0)
Foreign exchange loss on long-term debt				69.8
Income before income taxes				328.9
Income tax expense				101.6

Net income				$227.3

Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets
The following table provides geographic information on Company’s revenues, property, plant and equipment, intangible assets and right-of-use
assets. The attribution of revenues was based on customer locations.

	Revenues		Property, plant and equipment, intangible assets and right-of-use assets
	Years ended		As at
	January 31, 2020	January 31, 2019	January 31, 2020	January 31, 2019
United States	$3,321.2	$2,817.1	$370.2	$328.7
Europe	1,080.7	948.4	84.3	73.0
Canada	951.8	845.5	670.8	519.9
Asia Pacific	389.7	355.7	178.9	55.8
Mexico	118.9	107.8	345.8	245.9
Austria	16.6	16.7	200.7	159.9
Other	173.8	152.6	1.5	0.6
	$6,052.7	$5,243.8	$1,852.2	$ 1,383.8